Cover	Aug. 10, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Document Period End Date	Aug. 10, 2023
Entity File Number	333-169397
Entity Registrant Name	Tengjun Biotechnology Corp.
Entity Central Index Key	0001499785
Entity Tax Identification Number	27-3042462
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	East Jinze Road and South Huimin Road
Entity Address, Address Line Two	Food Industry
Entity Address, Address Line Three	Jinxiang County
Entity Address, City or Town	Jining City
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
City Area Code	0537
Local Phone Number	8711599
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false